Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues from a related party	$ 413,184	$ 222,662
Related Party
Revenues from a related party	$ 700	$ 600